Condensed Balance Sheets (Parenthetical)	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 zł / shares shares
Temporary stock, par value | $ / shares	$ 0.0001	$ 0.0001
Temporary stock, shares authorized	550,000,000	550,000,000	550,000,000
Temporary stock, shares issued	6,900,000	6,900,000	6,900,000
Temporary stock, shares outstanding	6,900,000	6,900,000	6,900,000
Temporary stock, shares redemption price | $ / shares	$ 10.25	$ 10.07
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Ordinary stock, par value | $ / shares	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized	550,000,000	550,000,000	550,000,000
Ordinary stock, shares issued	1,928,100	1,928,100	1,928,100
Ordinary stock, shares outstanding	1,928,100	1,928,100	1,928,100
CADV Ventures S.A [Member]
Ordinary stock, par value | (per share)		$ 0.1	zł 0.1
Ordinary stock, shares authorized		22,640,989	22,640,989
Ordinary stock, shares issued		22,640,989	22,640,989
Ordinary stock, shares outstanding		22,640,989	22,640,989
Kukugan Invest [Member]
Ordinary stock, par value | $ / shares		$ 0.01
Ordinary stock, shares authorized		1,000,000	1,000,000
Ordinary stock, shares issued		100	100
Ordinary stock, shares outstanding		100	100
Kukugan Invest [Member] | Successor [Member]
Ordinary stock, par value | $ / shares	$ 0.01
Ordinary stock, shares authorized	1,000,000
Ordinary stock, shares issued	100,000
Ordinary stock, shares outstanding	100,000
Kukugan Invest [Member] | Predecessor [Member]
Ordinary stock, par value | zł / shares			zł 0.1
Ordinary stock, shares authorized		22,640,989	22,640,989
Ordinary stock, shares issued		22,640,989	22,640,989
Ordinary stock, shares outstanding		22,640,989	22,640,989